Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable at March 31, 2018 and December 31, 2017 consists of the following:

	March 31, 018	December 31, 2017
Dated September 15, 2017	$412,500	$387,500
Dated December 8, 2017	185,292	92,646
Dated December 8, 2017	185,292	92,646
Dated March 15, 2018	100,000	-
Total convertible notes payable	883,084	572,792

Less: Unamortized debt discount	(106,718)	(164,545)
Total convertible notes	776,366	408,247

Less: current portion of convertible notes	776,366	408,247
Long-term convertible notes	$-	$-

Convertible notes payable at December 31, 2017 and 2016 consists of the following:

	December 31, 2017	December 31, 2016
Dated September 15, 2017	$387,500	$-
Dated December 8, 2017	92,646	-
Dated December 12, 2017	92,646	-
Total convertible notes payable, gross	572,792	-

Less: Unamortized debt discount	(164,545)	-
Total convertible notes	408,247	-

Less: current portion of convertible notes payable, net	408,247	-
Long-term convertible notes payable	$-	$-